Components of other comprehensive income (loss)	12 Months Ended
Dec. 31, 2019
Components of other comprehensive income (loss)
Components of other comprehensive income (loss)

22.  Components of other comprehensive income (loss)

An analysis of the other comprehensive income for the years ended December 31, 2019, 2018 and 2017 is as follows:

	2019		2018		2017
Derivative financial instruments:
Reclassification of call options and forwards during the year to profit or loss (Note 4)	Ps.	—	Ps.	(455,009)	Ps.	52,097
Extrinsic value of changes on jet fuel Asian call options		11,148		227,509		(81,182)
Extrinsic value of changes on jet fuel Zero cost collars		256,515		(122,948)		—
(Loss) gain of the matured foreign currency forward contracts		(14,241)		66,757		(13,380)
Gain of the not-yet matured interest rate swap contracts		—		—		317
Loss of the interest rate Cap		(4,023)		—		—
Non derivative financial instruments		14,096		—		—
Total	Ps.	263,495	Ps.	(283,691)	Ps.	(42,148)